Risk Management Activities - Foreign Currency Rate Risk Management (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[1]	$ 61	$ (8)	$ 214

[1]	(5) Net of income tax expense of $16 million for the year ended Dec. 31, 2019 (2018 - $1 million recovery, 2017 - $77 million recovery).